SECURITIES ACT FILE NO. 33-41694



                               ING GOVERNMENT FUND


           SUPPLEMENT DATED NOVEMBER 4, 2002 TO THE CLASSES A, B AND C
                        PROSPECTUS DATED OCTOBER 1, 2002


     Effective November 4, 2002, the following language replaces the language contained in the "Management of the Funds--ING Government Fund" section on page 49 of the prospectus:

     ING  Government   Fund  is  managed  by  a  team  of  Aeltus  fixed  income
specialists.







               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                                                SECURITIES ACT FILE NO. 33-41694


                               ING GOVERNMENT FUND


                SUPPLEMENT DATED NOVEMBER 4, 2002 TO THE CLASS I
                        PROSPECTUS DATED OCTOBER 1, 2002


     Effective November 4, 2002, the following language replaces the language contained in the "Management of the Funds--ING Government Fund" section on page 43 of the prospectus:

     ING  Government   Fund  is  managed  by  a  team  of  Aeltus  fixed  income
specialists.







               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE